Financial instruments - fair values and risk management - Liquidity risk (Details) $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($)
Liquidity risk
Disclosure of risk management strategy related to hedge accounting [line items]
Repayments of related party debt	$ 6,392